Covered Assets	12 Months Ended
Sep. 30, 2011
Covered Assets [Abstract]
Covered Assets
Covered Assets
Covered assets represent loans and real estate held for sale acquired from the FDIC that are subject to loss sharing agreements and were $438,566,000 as of September 30, 2011, versus $578,629,000 as of September 30, 2010.

The Company evaluated the acquired loans for impairment. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2011 and 2010:

	September 30, 2011			September 30, 2010
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$9,235	$46,214	$55,449	$7,872	$58,863	$66,735
Construction – speculative	8,006	1,315	9,321	24,353	5,277	29,630
Construction – custom	2,799	—	2,799	6,533	394	6,927
Land – acquisition & development	32,159	15,058	47,217	78,308	24,674	102,982
Land – consumer lot loans	499	654	1,153	499	1,314	1,813
Multi-family	9,333	34,906	44,239	12,342	41,916	54,258
Commercial real estate	101,599	148,464	250,063	127,844	181,143	308,987
Commercial & industrial	35,993	22,881	58,874	45,214	38,340	83,554
HELOC	1,829	21,730	23,559	1,911	24,676	26,587
Consumer	1,485	1,199	2,684	1,956	1,955	3,911
Total covered loans	$202,937	$292,421	$495,358	$306,832	$378,552	$685,384
Allowance for losses	(3,766)	—	(3,766)	—	—	—
	$199,171	$292,421	$491,592	$306,832	$378,552	$685,384
Discount			(109,409)			(150,910)
Covered loans, net			$382,183			$534,474

Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2011 and 2010:

	September 30, 2011				September 30, 2010
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$27,019	$190,530	$39,813	$343,944	$—	$—	$—	$—
Additions	—	—	—	—	36,731	246,383	50,000	425,000
Reclassification from nonaccretable balance, net	24,025	—	—	—	—	—	—	—
Accretion	(13,972)	13,972	(9,443)	9,443	(9,712)	9,712	(10,187)	10,187
Transfers to REO	—	(54,638)	—	—	—	(34,536)	—	—
Payments received, net	—	(33,803)	—	(83,499)	—	(31,029)	—	(91,243)
Balance at end of period	$37,072	$116,061	$30,370	$269,888	$27,019	$190,530	$39,813	$343,944

At September 30, 2011, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans. The allowance for credit losses related to the acquired loans results from decreased expectations of future cash flows due to increased credit losses for certain acquired loan pools.
The outstanding principal balance of acquired loans was $491,592,000 and $685,384,000 as of September 30, 2011 and September 30, 2010, respectively. The discount balance related to the acquired loans was $109,409,000 and $150,910,000 as of September 30, 2011 and September 30, 2010, respectively.
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2011	September 30, 2010
	(In thousands)
Balance at beginning of period	$131,128	$—
Additions	7,707	227,500
Payments received	(32,828)	(92,551)
Amortization	(10,239)	(8,150)
Accretion	3,103	4,329
Balance at end of period	$98,871	$131,128

The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2011:
Credit Risk Profile by Internally Assigned Grade:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$45,619	$—	$595	$—	$—	$46,214
Construction - speculative	1,315	—	—	—	—	1,315
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	8,383	6,315	360	—	—	15,058
Land - consumer lot loans	543	—	111	—	—	654
Multi-family	32,448	—	2,458	—	—	34,906
Commercial real estate	118,124	1,361	28,979	—	—	148,464
Commercial & industrial	13,717	4,481	4,239	444	—	22,881
HELOC	21,730	—	—	—	—	21,730
Consumer	1,199	—	—	—	—	1,199
	243,078	12,157	36,742	444	—	292,421
Total grade as a % of total net loans	83.1%	4.2%	12.6%	0.2%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,982	2,980	54,682	—	—	67,644
Pool 2 - Single-family residential	3,667	—	8,263	—	—	11,930
Pool 3 - Multi-family	—	—	3,324	—	—	3,324
Pool 4 - HELOC & other consumer	3,544	—	5,411	—	—	8,955
Pool 5 - Commercial real estate	418	30,579	48,069	—	—	79,066
Pool 6 - Commercial & industrial	2,859	2,725	25,662	772	—	32,018
	$20,470	$36,284	$145,411	$772	$—	202,937
					Total covered loans	495,358
					Discount	(109,409)
					Allowance	$(3,766)
					Covered loans, net	$382,183

The following table provides an analysis of the age of purchased non-credit impaired loans in past due status for the period ended September 30, 2011.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$46,214	$43,445	$1,034	$30	$1,705	$2,769	5.99%
Construction - speculative	1,315	1,315	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	15,058	13,344	487	—	1,227	1,714	11.38%
Land - consumer lot loans	654	527	16	—	111	127	19.42%
Multi-family	34,906	33,398	—	—	1,508	1,508	4.32%
Commercial real estate	148,464	142,060	1,527	—	4,877	6,404	4.31%
Commercial & industrial	22,881	18,049	3,606	703	523	4,832	21.12%
HELOC	21,730	20,339	731	391	269	1,391	6.40%
Consumer	1,199	1,123	31	8	37	76	6.34%
	$292,421	$273,600	$7,432	$1,132	$10,257	$18,821	6.44%